Description of Business (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
General partner, Name	Navios GP L.L.C.
Formation date	Aug. 07, 2007
Date of initial public offering	Nov. 16, 2007
Common units outstanding	83,323,911	83,079,710
General partner units outstanding	1,700,493	1,695,509
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings	20.00%
Navios Holdings' general partner interest in Navios Partners	2.00%
Common units outstanding	15,344,310